SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income loss, net		$ 487,350	$ 477,724	$ 466,501	$ 469,895
Accumulated gain on maketable secutritites [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income loss, net		13
Accumulated Foreign Currency Translation Differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income loss, net		1,070	(3,288)	(2,680)
Accumulated other comprehensive income (loss), net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income loss, net	[1]	$ 1,083	$ (3,288)	$ (3,177)	$ 683

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation, hedging transactions and marketable securities.